PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

	2012	2013
	RMB	RMB
Land and building	289,536	526,294
Leasehold improvements	14,075	19,902
Electronic equipment	94,530	110,863
Furniture and fixtures	10,305	10,376
Motor vehicles	7,067	6,880
Other assets	11,378	13,928
Less: Accumulated depreciation	(146,234)	(168,966)

Net book value	280,657	519,277

        Depreciation expense was RMB26,389, RMB27,496 and RMB31,867 for the years ended December 31, 2011, 2012 and 2013, respectively. Loss due to disposal of fixed assets was RMB141, RMB65 and RMB171 for the years ended December 31, 2011, 2012 and 2013, respectively.